Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	January 29, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:
360 Funds (the “Trust”) (File Nos. 811-21726 and 333-123290) on behalf of the Foundry Micro Cap Value Fund and Foundry Small Cap Value Fund (each a “Fund” and collectively, the “Funds”), the proposed new series of the Trust

Ladies and Gentlemen:

Attached please find Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to create an indefinite number of shares of beneficial interest of two new series of the Trust, the Funds, and is intended to address comments received from the Staff to the Trust’s prior amendment (Post-Effective Amendment No. 22 to the Trust’s Registration Statement) made on November 15, 2013.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750. Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of the 360 Funds

cc:	Ms. Deborah O’Neal-Johnson
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Mr. Randall Linscott
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111